Financial income, financial expenses and exchange gains/(losses)	12 Months Ended
Dec. 31, 2022
Detailed Information About Financial Income Financial Expenses And Exchange Gains Or Losses Abstract [Abstract]
Financial income, financial expenses and exchange gains/(losses)
14. Financial income, financial expenses and exchange gains/(losses)
The following table provides a breakdown for financial income, financial expenses and exchange gains/(losses):

	For the years ended December 31,
(€ thousands)	2022	2021	2020
Financial income
Options - Changes in fair value	470	20,675	17,743
Securities	8,154	17,845	10,812
Hedging operations	241	661	358
Interest on financial other assets	1,226	1,881	2,462
Interest on financial receivables/loans	501	583	1,391
Derivative financial instruments	1,022	2,760	—
Other financial income	1,706	1,484	1,586
Total financial income	13,320	45,889	34,352
Financial expenses
Options - Changes in fair value	(11,426)	(13,391)	(15,729)
Hedging operations	(11,701)	(7,044)	(6,716)
Interest and financial charges for lease liabilities	(9,882)	(8,982)	(10,615)
Warrants - Changes in fair value	(1,171)	(4,137)	—
Securities	(13,426)	(3,902)	(8,272)
Interest on bank loans and overdrafts	(4,785)	(2,845)	(3,765)
Interest expenses on interest rate swaps	(1,356)	(2,076)	(2,002)
Derivative financial instruments	—	—	(380)
Other financial expenses	(599)	(1,446)	(593)
Total financial expenses	(54,346)	(43,823)	(48,072)
Foreign exchange (losses)/gains	(7,869)	(7,791)	13,455
Financial income and financial expenses relating to options represent the fair value changes during the period in the value of the put options owned by the non-controlling interests in the Group’s investments in Thom Browne Group and Gruppo Dondi S.p.A. and for 2021 and 2020 only, in Lanificio, as well as for 2021 only the remeasurement of cash-settled share-based payments.
For the year ended December 31, 2021 financial income relating to options related to a gain of €20,675 thousand recognized following the purchase of an additional 5% of the Thom Browne Group on June 1, 2021. The put option relating to the remaining 10% of non-controlling interest was remeasured at fair value at December 31, 2022, resulting in an increase in the liability and financial expenses of €11,426 thousand for the year ended December 31, 2022. For the year ended December 31, 2021 financial expenses relating to options also include €3,523 thousand related to the Lanificio put option (which was closed in July 2021 following the Group’s purchase of the remaining 10% of Lanificio for a total consideration of €9,600 thousand, following which the Group owns 100% of Lanificio), and €2,035 related to the Dondi put option. For the year ended December 31, 2020, financial income relating to options primarily relates to the Lanificio put option and financial expenses relating to options primarily relate to the Thom Browne put option. See Note 31 — Other current and non-current financial liabilities for additional details relating to the Group’s written put options on non-controlling interests
Financial income and financial expenses for securities relate to investments in securities held by the Group.
Other financial income for the year ended December 31, 2020 includes a €1,000 thousand gain deriving from contingent consideration relating to the Dondi acquisition that will not be payable by the Group as the defined performance targets were not met by Dondi.
Foreign exchange losses and gains for the years ended December 31, 2022, 2021 and 2020 amounted to losses of €7,869 thousand, losses of €7,791 thousand and gains of €13,455 thousand, respectively. Foreign exchange gains and losses primarily relate to exchange rate effects deriving from the remeasurement of the put options owned by the non-controlling interests in the Group’s investments.